Cover	May 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2026
Entity File Number	000-55649
Entity Registrant Name	ModuLink Inc.
Entity Central Index Key	0001611046
Entity Tax Identification Number	45-5692180
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 2, Level 6
Entity Address, Address Line Two	Westin Centre
Entity Address, Address Line Three	26 Hung To Road
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
Entity Address, Postal Zip Code	9990777
City Area Code	(888)
Local Phone Number	493-8028
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false